UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2012
                                                  ------------------

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       Contrarius Investment Management Limited
     Address:    2 Bond Street
                 St. Helier
                 Jersey JE2 3NP, Channel Islands

13F File Number: 28-13714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       Andrew Radley
     Title:      Director
     Phone:      +44 1534 761101

     Signature, Place, and Date of Signing:

     /s/ Andrew Radley   St. Helier, Jersey, Channel Islands    February 4, 2013
     ---------------------------------------------------------------------------
     [Signature]           [City, State]                           [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total: $884,684
                                        (thousands)

List of Other Included Managers:

No.  Form 13F File Number               Names

1    28-14796                           Contrarius Investment Management
                                        (Bermuda) Limited ("CIM(B)L")

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                                                     Form 13F Information Table


                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
Apple Inc                     Com            037833100  111,210     208,974  SH     Defined    CIM(B)L     208,974
Gannett Co Inc                Com            364730101  100,507   5,580,616  SH     Defined    CIM(B)L   5,580,616
New York Times Co/The         Com            650111107   98,919  11,596,633  SH     Defined    CIM(B)L  11,596,633
NVIDIA Corp                   Com            67066G104   70,935   5,785,902  SH     Defined    CIM(B)L   5,785,902
Cisco Systems Inc             Com            17275R102   69,315   3,527,598  SH     Defined    CIM(B)L   3,527,598
Google Inc                    Com            38259P508   56,680      80,126  SH     Defined    CIM(B)L      80,126
Safeway Inc                   Com            786514208   54,412   3,007,842  SH     Defined    CIM(B)L   3,007,842
EMC Corp/MA                   Com            268648102   49,114   1,941,267  SH     Defined    CIM(B)L   1,941,267
Oracle Corp                   Com            68389X105   37,053   1,112,029  SH     Defined    CIM(B)L   1,112,029
Western Digital Corp          Com            958102105   35,938     845,794  SH     Defined    CIM(B)L     845,794
Tempur-Pedic                  Com            88023U101   26,718     848,473  SH     Defined    CIM(B)L     848,473
International Inc
McClatchy Co/The              Com            579489105   21,234   6,493,431  SH     Defined    CIM(B)L   6,493,431
Entercom Communications       Com            293639100   20,482   2,934,410  SH     Defined    CIM(B)L   2,934,410
Corp
Microsoft Corp                Com            594918104   19,370     725,197  SH     Defined    CIM(B)L     725,197
Symantec Corp                 Com            871503108   17,650     937,857  SH     Defined    CIM(B)L     937,857
Kinross Gold Corp             Com            496902404   14,101   1,450,731  SH     Defined    CIM(B)L   1,450,731
Applied Materials Inc         Com            038222105   11,080     968,514  SH     Defined    CIM(B)L     968,514
DreamWorks Animation SKG      Com            26153C103   10,769     649,909  SH     Defined    CIM(B)L     649,909
Inc
Activision Blizzard Inc       Com            00507V109    8,222     774,153  SH     Defined    CIM(B)L     774,153
L-3 Communications            Com            502424104    7,207      94,056  SH     Defined    CIM(B)L      94,056
Holdings In
AngloGold Ashanti Ltd         ADR            035128206    7,187     229,104  SH     Defined    CIM(B)L     229,104
Seagate Technology PLC        Com            G7945M107    6,560     215,638  SH     Defined    CIM(B)L     215,638
Electronic Arts Inc           Com            285512109    6,172     425,068  SH     Defined    CIM(B)L     425,068
AllianceBernstein             Com            01881G106    6,002     344,349  SH     Defined    CIM(B)L     344,349
Holding LP
WellPoint Inc                 Com            94973V107    5,567      91,378  SH     Defined    CIM(B)L      91,378
Zynga Inc                     Com            98986T108    5,273   2,234,193  SH     Defined    CIM(B)L   2,234,193
Pozen Inc                     Com            73941U102    3,148     628,274  SH     Defined    CIM(B)L     628,274
Orbitz Worldwide Inc          Com            68557K109    1,971     724,462  SH     Defined    CIM(B)L     724,462
Corning Inc                   Com            219350105    1,891     149,834  SH     Defined    CIM(B)L     149,834

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